Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
	As of December 31,
	2019	2020
	RMB’000	RMB’000
Cost:
Buildings	102,795	75,092
Motor vehicles	11,543	11,185
Leasehold improvements	231,741	71,136
Equipment, fixture and furniture, and other fixed assets	62,571	49,823
Total cost	408,650	207,236

Less: Accumulated depreciation	188,532	60,345

Property and equipment, net	220,118	146,891